Taxes (Details) - Schedule of Effective Tax Rate	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Effective Tax Rate [Abstract]
Statutory PRC income tax rate	25.00%	25.00%	25.00%
Effect of income tax holiday	(8.10%)	(8.70%)	(11.00%)
Permanent difference	(0.10%)	(22.30%)
Non-PRC entities not subject to PRC income tax	(2.00%)	(3.40%)	2.00%
Impact on DTA due to change in applicable income tax rate	(14.10%)		0.60%
Change in valuation allowance	(4.80%)		0.50%
Effective tax rate	(4.10%)	(9.40%)	17.10%